ADDITIONAL SEGMENT INFORMATION (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	$ 77,666	$ 69,096
Total liabilities	50,443	69,509
Mining projects
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	62,740	48,665
Total liabilities	7,222	4,942
Battery Material Plant project
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	12,880	17,173
Total liabilities	6,726	7,571
Corporate
ADDITIONAL SEGMENT INFORMATION
Total property, plant and equipment	2,046	3,258
Total liabilities	$ 36,495	$ 56,996